Debt Instruments - FVTOCI (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,407,320	$ 1,361,558
Debt instruments.
Financial assets
Financial assets	355,333	317,124
SPAIN | Government debt securities
Financial assets
Financial assets	273,487	253,547
Group | Government debt securities
Financial assets
Financial assets	69,113	54,297
BRAZIL | Government debt securities
Financial assets
Financial assets	30,225	31,210
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets	233,463	154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Gross carrying amount
Financial assets
Financial assets	233,463
Financial assets at fair value through other comprehensive income category | CETES
Financial assets
Financial assets		17,146
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Financial assets
Financial assets	2,486	3,266
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Financial assets
Financial assets	2,486
Financial assets at fair value through other comprehensive income category | SPAIN | Government debt securities | Gross carrying amount
Financial assets
Financial assets	177,174
Financial assets at fair value through other comprehensive income category | SPAIN | United Mexican States Bonds (UMS)
Financial assets
Financial assets	43,058	34,688
Financial assets at fair value through other comprehensive income category | SPAIN | M, M3 and M5 Mexican Government Bonds
Financial assets
Financial assets	117,974	29,919
Financial assets at fair value through other comprehensive income category | SPAIN | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	11,499	11,509
Financial assets at fair value through other comprehensive income category | SPAIN | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	4,643	5,131
Financial assets at fair value through other comprehensive income category | Group | Government debt securities | Gross carrying amount
Financial assets
Financial assets	53,803
Financial assets at fair value through other comprehensive income category | UNITED STATES | Government debt securities
Financial assets
Financial assets	23,578	21,614
Financial assets at fair value through other comprehensive income category | BRAZIL | Government debt securities
Financial assets
Financial assets	$ 30,225	$ 31,210